SHARE CAPITAL (Narrative) (Details)			1 Months Ended										12 Months Ended
	Nov. 01, 2018 $ / shares shares	Nov. 12, 2014	Nov. 29, 2019 CAD ($) share Year	Mar. 21, 2019 CAD ($) share Year	Jan. 16, 2019 CAD ($) share Year	Oct. 31, 2018 $ / shares shares	Aug. 23, 2018 CAD ($) share	May 29, 2018 CAD ($) share	May 18, 2018 CAD ($) share Finder $ / shares	Apr. 25, 2018 CAD ($) share Finder $ / shares	Nov. 28, 2017 CAD ($) share	Feb. 15, 2017 CAD ($) shares	Nov. 30, 2019 CAD ($) share Year $ / shares shares	Nov. 30, 2018 CAD ($) share $ / shares shares	Nov. 30, 2017 CAD ($) share $ / shares shares	Nov. 30, 2016 shares
Disclosure of classes of share capital [line items]
Warrants exercised | shares													910,300	2,045,000
Proceeds from warrants exercised													$ 187,120	$ 204,500
Weighted average exercise price of warrants exercised | $ / shares													$ 0.21	$ 0.10
Number of share options exercised | share							500,000	125,000			125,000		125,000	625,000	125,000
Weighted average exercise price of share options exercised in share-based payment arrangement							$ 0.10	$ 0.30			$ 0.15		$ 0.30	$ 0.14	$ 0.15
Proceeds from exercise of options							$ 50,000	$ 37,500			$ 18,750				18,750
Shares issued for exploration and evaluation assets															6,000
Subscription receivable															$ 428,000
Shares held in escrow | shares													810,000	3,000,000
Exercise price of warrants granted | $ / shares														$ 0.58
Number of warrants granted | share														3,567,275
Percentage of common shares reserved for issuance		10.00%
Number of stock options granted | share													3,300,000
Exercise price of stock options granted													$ 0.58
Remaining contractual life of stock option | Year													4.33
Number of Options Cancelled | share													150,000
Stock-based compensation recognized in profit or loss													$ 692,091
Exercise Price 0.60 [Member]
Disclosure of classes of share capital [line items]
Warrants exercised | shares													7,500
Weighted average exercise price of warrants exercised | $ / shares													$ 0.60
Exercise Price 0.40 [Member]
Disclosure of classes of share capital [line items]
Warrants exercised | shares													307,800
Weighted average exercise price of warrants exercised | $ / shares													$ 0.40
Exercise Price 0.10 [Member]
Disclosure of classes of share capital [line items]
Warrants exercised | shares													595,000
Weighted average exercise price of warrants exercised | $ / shares													$ 0.10
Exercise Price 0.30 [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised | share													125,000
Weighted average exercise price of share options exercised in share-based payment arrangement													$ 0.30
Proceeds from exercise of options													$ 37,500
Directors Officers Employee And Consultants [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share					2,300,000
Exercise price of stock options granted					$ 0.60
Remaining contractual life of stock option | Year					5
Number of Options Cancelled | share													150,000
Stock price					$ 0.54
Volatility					100.00%
Risk-free rate					1.93%
Dividend yield					0.00%
Expected life | Year					5
Fair value of stock option					$ 913,140
Consultant [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share				350,000
Exercise price of stock options granted				$ 0.60
Remaining contractual life of stock option | Year				5
Stock price				$ 0.57
Volatility				100.00%
Risk-free rate				1.56%
Dividend yield				0.00%
Expected life | Year				5
Fair value of stock option				$ 147,613
Consultant And Director [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share			650,000
Exercise price of stock options granted			$ 0.50
Remaining contractual life of stock option | Year			5
Stock price			$ 0.49
Volatility			100.00%
Risk-free rate			1.49%
Dividend yield			0.00%
Expected life | Year			5
Fair value of stock option			$ 236,809
Private Placements [Member]
Disclosure of classes of share capital [line items]
Share issued for private placement, shares | shares															5,500,000
Equity issuance, price per share | $ / shares															$ 0.10
Shares issued for private placement, value															$ 550,000
Shares issued for finder's fees, shares | shares															490,500
Shares issued for finder's fees, value															$ 49,050
First Tranche [Member]
Disclosure of classes of share capital [line items]
Number of units issued for private placement | share										4,475,000
Price per unit issued | $ / shares										0.40
Proceeds from units issued										$ 1,790,000
Exercise price of warrants granted | $ / shares										$ 0.60
First Tranche [Member] | Finder's Fees [Member]
Disclosure of classes of share capital [line items]
Percentage of finders fees of cash										6.00%
Percentage of number of warrant units issued										6.00%
Number of finders involved in private placement | Finder										5
Warrants granted, exercisable period										1 year
Exercise price of warrants granted | $ / shares										$ 0.40
Number of warrants granted | share										266,850
Warrants granted at estimated fair value										$ 110,574
Fair value of warrants, expected life										1 year
Fair value of warrants estimated price volatility rate										166.00%
Fair value of warrants estimated risk free rate										1.88%
Fair value of warrants estimated dividend yield rate										0.00%
Second Tranche [Member]
Disclosure of classes of share capital [line items]
Number of units issued for private placement | share									2,035,550
Price per unit issued | $ / shares									0.40
Proceeds from units issued									$ 814,220
Exercise price of warrants granted | $ / shares									$ 0.60
Second Tranche [Member] | Finder's Fees [Member]
Disclosure of classes of share capital [line items]
Percentage of finders fees of cash									6.00%
Percentage of number of warrant units issued									6.00%
Number of finders involved in private placement | Finder									4
Warrants granted, exercisable period									1 year
Exercise price of warrants granted | $ / shares									$ 0.40
Number of warrants granted | share									45,150
Warrants granted at estimated fair value									$ 18,420
Fair value of warrants, expected life									1 year
Fair value of warrants estimated price volatility rate									168.00%
Fair value of warrants estimated risk free rate									1.99%
Fair value of warrants estimated dividend yield rate									0.00%
Subscription received reclassified to accounts payable and accrued liabilities									$ 38,646
Options Vesting January 15, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share					1,075,000
Options Vesting April 15, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share					268,750
Options Vesting July 15, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share					268,750
Options Vesting October 15, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share					268,750
Options Vesting January 15, 2021 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share					268,750
Options Vesting March 20, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share				175,000
Options Vesting June 20, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share				43,750
Options Vesting December 20, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share				43,750
Options Vesting March 20, 2021 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share				43,750
Options Vesting June 20, 2021 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share				43,750
Options Vesting November 30, 2020 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share			325,000
Options Vesting November 30, 2021 [Member]
Disclosure of classes of share capital [line items]
Number of stock options granted | share			325,000
Plymouth Rock USA [Member]
Disclosure of classes of share capital [line items]
Shares issued for acquisition (Shares) | shares						3,000,000
Equity issuance, price per share | $ / shares	$ 0.69					$ 0.413
Finder's fee for acquisition | shares	231,250
Share capital [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and outstanding | shares													32,796,600	31,761,300	19,349,500	12,934,000
Proceeds from warrants exercised													$ 187,120	$ 204,500
Number of share options exercised | share															125,000
Shares issued for acquisition (Shares) | shares														3,000,000
Shares issued for exploration and evaluation assets (Shares) | shares												300,000			300,000
Shares issued for exploration and evaluation assets												$ 6,000			$ 6,000